UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09459

        Nuveen Arizona Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:         4/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Arizona Dividend Advantage Municipal Fund (NFZ)
	April 30, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 7.4% (5.0% of Total Investments)
$ 280	Arizona Higher Education Loan Authority, Student Loan Revenue Bonds, Series 2007B, Adjustable	9/09 at 100.00	AAA	$203,532
	Rate, 0.930%, 11/01/41 (4)
1,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	8/09 at 101.00	BBB–	699,930
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series
	1999, 5.375%, 2/01/29
300	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	9/11 at 100.00	BBB	268,017
	Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series
	2001, 5.250%, 9/01/21
305	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BBB–	223,062
	Agribusiness and Equine Center Charter School, Series 2004A, 6.125%, 9/01/34

1,885	Total Education and Civic Organizations			1,394,541

	Health Care – 18.5% (12.6% of Total Investments)
565	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	AA–	534,405
	2007A, 5.000%, 1/01/25
325	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	AA–	143,569
	2007B, 1.619%, 1/02/37
720	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/18 at 100.00	AA–	690,898
	2008D, 5.500%, 1/01/38
10	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	8,298
	Health System/West, Series 2003A, 5.000%, 3/01/28
250	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/15 at 100.00	BBB	189,790
	Network, Series 2005B, 5.000%, 12/01/37
415	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/17 at 100.00	BBB	301,971
	Network, Series 2007, 5.000%, 12/01/42
750	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/14 at 100.00	A	730,725
	Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23
1,025	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	906,018
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32

4,060	Total Health Care			3,505,674

	Housing/Multifamily – 3.2% (2.2% of Total Investments)
1,000	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds,	7/09 at 102.00	Baa1	614,490
	Whispering Palms Apartments, Series 1999A, 5.900%, 7/01/29 – MBIA Insured

	Housing/Single Family – 4.0% (2.7% of Total Investments)
760	Tucson and Pima County Industrial Development Authority, Arizona, Joint Single Family Mortgage	6/17 at 101.00	Aaa	761,155
	Revenue Bonds, Series 2007B, 5.350%, 6/01/47 (Alternative Minimum Tax)

	Tax Obligation/General – 12.9% (8.8% of Total Investments)
1,000	Maricopa County Unified School District 11, Peoria, Arizona, General Obligation Bonds, Second	7/15 at 100.00	AA–	1,060,870
	Series 2005, 5.000%, 7/01/20 – FGIC Insured
1,340	Yuma & La Paz Counties Community College District, Arizona, General Obligation Bonds, Series	7/16 at 100.00	AA–	1,395,583
	2006, 5.000%, 7/01/21 – MBIA Insured

2,340	Total Tax Obligation/General			2,456,453

	Tax Obligation/Limited – 42.9% (29.2% of Total Investments)
1,220	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/13 at 100.00	A2	1,110,322
	Project, Series 2003A, 5.000%, 7/01/31 – MBIA Insured
94	Centerra Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series	7/15 at 100.00	N/R	57,600
	2005, 5.500%, 7/15/29
208	Estrella Mountain Ranch Community Facilities District, Arizona, Special Assessment Bonds,	1/17 at 100.00	N/R	130,711
	Montecito Assessment District, Series 2007, 5.700%, 7/01/27
158	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/10 at 102.00	N/R	140,141
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
1,000	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006-1, 5.000%,	8/16 at 100.00	AA	1,033,020
	8/01/22 – MBIA Insured
275	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%,	8/16 at 100.00	AA–	285,304
	8/01/23 – MBIA Insured
1,180	Marana Municipal Property Corporation, Arizona, Revenue Bonds, Series 2003, 5.000%, 7/01/23 –	7/13 at 100.00	AA	1,203,034
	AMBAC Insured
550	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006,	7/16 at 100.00	Baa1	403,398
	4.600%, 1/01/26
150	Marley Park Community Facilities District, City of Surprise, Arizona, Limited Tax General	7/17 at 100.00	N/R	96,368
	Obligation Bonds, Series 2007, 6.100%, 7/15/32
255	Merrill Ranch Community Facilities District 1, Florence, Arizona, General Obligation Bonds,	7/18 at 100.00	N/R	192,125
	Series 2008A, 7.400%, 7/15/33
330	Palm Valley Community Facility District 3, Goodyear, Arizona, General Obligation Bonds, Series	7/16 at 100.00	N/R	186,879
	2006, 5.300%, 7/15/31
225	Palm Valley Community Facility District 3, Goodyear, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	135,884
	Bonds, Series 2007, 5.800%, 7/15/32
100	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds,	7/16 at 100.00	N/R	57,626
	Series 2006, 5.350%, 7/15/31
900	Phoenix Industrial Development Authority, Arizona, Government Bonds, Capitol Mall LLC II,	3/12 at 100.00	A1	944,820
	Series 2001, 5.250%, 9/15/16 – AMBAC Insured
680	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	No Opt. Call	BBB–	590,696
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 – ACA Insured
600	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue	7/15 at 100.00	A–	579,306
	Bonds, Series 2005, 5.000%, 7/01/25 – SYNCORA GTY Insured
350	Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	214,438
	Bonds, Series 2007, 5.900%, 7/15/32
500	Vistancia Community Facilities District, Arizona, Restricted General Obligation Bonds, Series	7/15 at 100.00	Baa1	426,590
	2005, 5.750%, 7/15/24
355	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	220,746
	2005, 6.000%, 7/01/30
225	Westpark Community Facilities District, Buckeye, Arizona, General Obligation Tax Increment	7/16 at 100.00	N/R	128,970
	Bonds Series 2006, 5.250%, 7/15/31

9,355	Total Tax Obligation/Limited			8,137,978

	U.S. Guaranteed – 10.3% (7.0% of Total Investments) (5)
365	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	7/10 at 101.00	A (5)	390,583
	1999A, 6.625%, 7/01/20 (Pre-refunded 7/01/10)
240	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds,	7/16 at 100.00	AA (5)	283,032
	Series 2006C, 5.000%, 7/01/24 (Pre-refunded 7/01/16) – MBIA Insured
140	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%,	4/15 at 100.00	BBB (5)	161,938
	4/01/16 (Pre-refunded 4/01/15)
1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	12/11 at 101.00	N/R (5)	1,116,240
	Healthcare, Series 2001, 5.800%, 12/01/31 (Pre-refunded 12/01/11)

1,745	Total U.S. Guaranteed			1,951,793

	Utilities – 27.8% (19.0% of Total Investments)
1,500	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds,	No Opt. Call	AA	1,735,769
	Hoover Project, Series 2001, 5.250%, 10/01/17
1,000	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	AA–	1,107,630
	FGIC Insured
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/26 –	7/15 at 100.00	A3	918,770
	SYNCORA GTY Insured
200	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/13 at 100.00	Aa1	208,904
	Revenue Bonds, Series 2002B, 5.000%, 1/01/22
235	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	7/09 at 100.50	Aa1	236,810
	Revenue Refunding Bonds, Series 1997A, 5.000%, 1/01/20
1,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/12 at 101.00	Aa1	1,065,700
	Revenue Refunding Bonds, Series 2002A, 5.250%, 1/01/18

4,935	Total Utilities			5,273,583

	Water and Sewer – 11.8% (8.1% of Total Investments)
225	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series	7/13 at 100.00	AA–	228,962
	2003, 5.000%, 7/01/23 – MBIA Insured
1,500	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/12 at 100.00	AAA	1,503,810
	2002, 5.000%, 7/01/26 – FGIC Insured
	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
225	4.700%, 4/01/22	4/14 at 100.00	N/R	189,947
260	4.900%, 4/01/32	4/17 at 100.00	N/R	193,814
175	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	126,357
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)

2,385	Total Water and Sewer			2,242,890

$ 28,465	Total Long-Term Investments (cost $28,537,014) – 138.8%			26,338,557

	Short-Term Investments – 7.9% (5.4% of Total Investments)
$ 1,000	Ak-Chin Indian Community, Arizona, Variable Rate Demand Obligations, Series 2008,	5/09 at 100.00	A-1	1,000,000
	0.500%, 4/01/23 (6)
500	The Industrial Development Authority of the County of Apache, Arizona, Industrial Development	9/09 at 100.00	VMIG-1	500,000
	Revenue Bonds, 1985 Series A, Tucson Electric Power Company Springville Project,
	Variable Rate Demand Obligations, 0.490%, 12/01/20 (6)

$ 1,500	Total Short-Term Investments (cost $1,500,000)			1,500,000

	Total Investments (cost $30,037,014) – 146.7%			27,838,557

	Other Assets Less Liabilities – 9.2%			1,738,526

	Preferred Shares, at Liquidation Value – (55.9)% (7)			(10,600,000)

	Net Assets Applicable to Common Shares – 100%			$18,977,083

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) "Fair Value Measurements." SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of April 30, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$27,635,025	$203,532	$27,838,557

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments

Balance at beginning of period	$143,226
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	60,306
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—

Balance at end of period	$203,532

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2009, the cost of investments was $30,028,789.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2009, were as follows:

Gross unrealized:
Appreciation	$ 648,555
Depreciation	(2,838,787)

Net unrealized appreciation (depreciation) of investments	$(2,190,232)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds whose insurer has experienced downgrades as of the end of the reporting period. Subsequent to the reporting period, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Trustees.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(7)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 38.1%.
N/R	Not rated.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Arizona Dividend Advantage Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         June 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        June 29, 2009